INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	21.00%	21.00%	35.00%
Capital Loss Available for Future Use	$ 13.8